STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	11 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2015	Dec. 31, 2014
Stockholders Equity Details Narrative
Interest Expense	$ 2,168		$ 590
Stock options issued for compensation	$ 283,126	$ 57,654	$ 62,942	$ 57,654